INTANGIBLE ASSETS, NET - Schedule of Acquired Intangible Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Intangible assets, net:
Intangible assets, net, beginning balance	¥ 657,837		¥ 522,821
Acquisition of subsidiaries			133,376
Addition of software	3,334		31,811
Decrease from cooperation termination with a cooperative hospital	272,910	$ 39,568
Amortization expenses	(34,495)	(5,001)	(30,171)	¥ (15,756)
Intangible assets, cost	486,841
Less: accumulated amortization	(132,112)
Less: intangible asset impairment	(963)
Intangible assets, net, ending balance	353,766	51,291	657,837	522,821
Customer Relationships Intangibles [Member]
Intangible assets, net:
Intangible assets, cost	32,449
Less: accumulated amortization	(31,486)
Less: intangible asset impairment	(963)
Operating Lease Intangibles [Member]
Intangible assets, net:
Intangible assets, cost	418
Less: accumulated amortization	(418)
Operating License Intangibles [Member]
Intangible assets, net:
Intangible assets, net, beginning balance	490,296		502,968
Decrease from cooperation termination with a cooperative hospital	272,910
Amortization expenses	(12,672)		(12,672)
Intangible assets, cost	253,440
Less: accumulated amortization	(48,726)
Intangible assets, net, ending balance	204,714	29,681	490,296	502,968
Favorable Lease Intangibles
Intangible assets, net:
Intangible assets, net, beginning balance	16,256		17,821
Amortization expenses	(1,564)		(1,565)
Intangible assets, cost	21,010
Less: accumulated amortization	(6,318)
Intangible assets, net, ending balance	14,692	2,130	16,256	17,821
Technology.
Intangible assets, net:
Intangible assets, net, beginning balance	118,971
Acquisition of subsidiaries			132,190
Amortization expenses	(13,139)		(13,219)
Intangible assets, cost	132,190
Less: accumulated amortization	(26,358)
Intangible assets, net, ending balance	105,832	15,344	118,971
Others
Intangible assets, net:
Intangible assets, net, beginning balance	32,314		2,032
Acquisition of subsidiaries			1,186
Addition of software	3,334		31,811
Amortization expenses	(7,120)		(2,715)
Intangible assets, cost	47,334
Less: accumulated amortization	(18,806)
Intangible assets, net, ending balance	¥ 28,528	$ 4,136	¥ 32,314	¥ 2,032